Cover	Jul. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2024
Entity File Number	333-265368
Entity Registrant Name	Medinotec, Inc.
Entity Central Index Key	0001931055
Entity Tax Identification Number	36-4990343
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Northlands Deco Park
Entity Address, Address Line Two	10 New Market Street
Entity Address, Address Line Three	Stand 299 Avant Garde Avenue
Entity Address, City or Town	Johannesburg
Entity Address, Country	ZA
Entity Address, Postal Zip Code	2169
City Area Code	87
Local Phone Number	330 2301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false